CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 6,471	$ 7,643
Investments in marketable securities		3,173
Trade receivables	6,549	5,362
Other receivables	1,018	685
Inventories	2,235	2,260
Total current assets	16,273	19,123
Non-current assets
Long-term restricted deposits and prepaid expenses	365	382
Long-term trade receivables	243	473
Property and equipment	1,213	1,022
Intangible assets	298	277
Total non-current assets	2,119	2,154
Total assets	18,392	21,277
Current liabilities
Trade payables	1,517	1,262
Short-term employee benefits	222	223
Short-term bank loan	5,000
Current maturities of convertible notes		10,696
Provisions	215	183
Accrued expenses	1,034	1,405
Other accounts payable	2,063	1,998
Total current liabilities	10,051	15,767
Non-current liabilities
Derivative instruments	442	2,875
Long-term employee benefits	159	310
Other long-term liabilities	1,052	948
Total non-current liabilities	1,653	4,133
Total liabilities	11,704	19,900
Commitments
Equity
Ordinary share capital	748	683
Additional paid-in capital	111,486	105,585
Capital reserve from marketable securities available-for-sale		113
Accumulated deficit	(105,546)	(105,004)
Total equity	6,688	1,377
Total liabilities and equity	$ 18,392	$ 21,277